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[INTERSTATE FUND LOGO]




                              SEMI-ANNUAL REPORT

                                October 31, 2000





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


LETTER FROM THE INVESTMENT ADVISER

Dear Fellow Shareholders:

The Interstate Fund began operation on July 5, 2000. One might observe that starting a mutual fund this past summer would be akin to opening a department store in 1932. The concept may be good, but the timing is a little off.

Against that market environment, the Interstate Fund steadfastly implemented its discipline of identifying companies with positive earnings momentum and upward earnings revisions. With an economy that has been slowing down, finding these types of stocks is not an easy task. There has also been a great deal of debate among investors and analysts as to which sectors of the economy will be the right place to be in the months ahead. This is one reason for the extreme level of volatility, not just among technology issues, but virtually all market sectors. While investment capital tries to decide where to best position itself, this constant push/pull among the forces of supply and demand have made it very difficult to outperform the overall market.

For example, the first two weeks of July were good ones for the fund, with the next three weeks being very difficult. the remainder of August was excellent with September not doing well. The month of October, with all its volatility, still ended on a positive note. From July 5, 2000 (inception) to October 31, 2000 the Fund's total return was (1.90)% versus the S&P 500 index at (2.40)%. This back and forth movement is characteristic of an emotional market trying to decide how the economy will perform in the months ahead. Causing this turmoil are the six interest rate increases since June 1999 that have started to work their monetary magic. The "Fed" wanted to slow down an economy that they perceived was headed for higher inflation. Problem was, there was never any inflation in the first place, so rising rates only succeeded in reducing wealth among the population, slowing investment in technology, reducing corporate profits and putting a few more people out of work.

Now the evidence is coming in that the Fed has overshot their target and caused damage to what was an already great economy. This means that the fed will need to lower interest rates as soon as possible to avoid the recessional path we are on. Look for rate cuts in early 2001 to revive corporate earnings and remove the burden that this market has been under for the past 18 months.

Are technology stocks a worthwhile investment anymore or have their best days already gone by?

The only thing that will continue to drive this economy forward with low inflation are the efficiencies we get with improved productivity. Technology of all kinds will continue to be in demand and in typical american fashion, we all will want things to be quicker, easier and cheaper. This is a great time to be investing in technology issues but with this caveat: Forget about the "dartboard" method (you know, throw a dart at any stock in the paper and it will go up). Those stocks with positive earnings momentum that are priced inexpensively should outperform the market. That is precisely what our discipline seeks to invest in.

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Understandably, investors are concerned about their lack of returns this year, but history has shown that most declines in the market are short term in nature. We continue to remain bullish on America's ability to innovate and be productive, and feel this will be reflected in a positive stock market for 2001.



Arthur D. Lyons
President
Interstate Advisors, Inc.








Total returns reflect reinvestment of all dividends, capital gains distributions and all fee waivers. Without the fee waivers, the total return figures would have been lower. Past performance is not indicative of future results. Principal value may fluctuate and shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor's 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflects fees, brokerage commissions, or other expenses of investing.

THE INTERSTATE FUND
===============================================================================
STATEMENT OF INVESTMENTS
October 31, 2000 (Unaudited)

                                         Shares     Market Value*
                                         ------     -------------

COMMON STOCKS - 99.27%

CAPITAL GOODS - 11.64%
    Boeing Co                             2,000       $135,624
    Esterline Technologies Corp**         3,000         66,938
    Minnesota Mng & Mfg Co                  900         86,963
    Quanta Svcs Inc**                     4,500        139,781
    SPX Corp**                              500         61,813
    Tyco Intl Ltd                         2,300        130,381
                                                      --------
    TOTAL CAPITAL GOODS                                621,500
                                                      ========
COMPUTER SERVICES - 6.56%
    Electronic Data Systems               2,500       117,344
    Sandisk Corp**                        2,000        107,468
    Silicon Storage Technology Inc**      5,500        125,125
                                                      --------
    TOTAL COMPUTER SERVICES                            349,937
                                                      ========
CONSUMER CYCLICALS - 12.31%
    AVIS Group Holdings Cl A**            3,000         89,624
    Federated Dept Stores Inc**           1,800         58,613
    Intimate Brands Inc Cl A              5,700        136,088
    Manpower Inc                          2,000         69,625
    Polycom Inc**                         1,000         65,000
    Ryland Group Inc                      2,500         80,625
    Walt Disney Co                        2,500         89,531
    Zale Corp**                           2,000         67,750
                                                      --------
    TOTAL CONSUMER CYCLICALS                           656,856
                                                      ========

CONSUMER STAPLES - 9.64%
    Brinker International Inc**           2,500         98,125
    Constellation Brands Inc Cl A**       1,500         73,125
    McCormick & Co Inc                    2,000         63,375
    Pepsi Bottling Group Inc              4,300        148,888
    PepsiCo Inc                           2,700        130,781
                                                      --------
    TOTAL CONSUMER STAPLES                             514,294
                                                      ========

ELECTRONICS - 9.25%
    Arrow Electronics Inc                 4,600        147,200
    C&D Technologies Inc                  1,900        112,337
    CTS Corp                              2,000         85,875
    Flextronics Int'l Ltd                 3,900        148,200
                                                      --------
    TOTAL ELECTRONICS                                  493,612
                                                      ========

THE INTERSTATE FUND
===============================================================================
STATEMENT OF INVESTMENTS (CONTINUED)
October 31, 2000 (Unaudited)

                                           SHARES    MARKET VALUE*
                                           ------    -------------
ENERGY - 1.74%
   Amerada Hess Corp                       1,500       $ 93,000
                                                       --------
   TOTAL ENERGY                                          93,000
                                                       ========
FINANCIAL - 12.40%
   American International Group            1,000         98,000
   Citigroup Inc                           2,733        143,824
   Fleetboston Financial Corp              3,500        133,000
   Household International Inc             1,500         75,469
   Silicon Valley Bancshares**             3,000        138,750
   UCBH Holdings Inc                       2,000         72,750
                                                       --------
   TOTAL FINANCIAL                                      661,793
                                                       ========
HEALTHCARE - 8.19%
   Alpharma Inc CL A                       1,300         50,456
   Edwards Lifesciences Corp**             4,000         53,750
   Elan PLC ADR**                          2,200        114,263
   Laboratory Corp Amer Hldgs**              500         67,438
   Polymedica Corp**                       1,500         86,250
   Rehabcare Group Inc**                   1,500         64,781
                                                       --------
   TOTAL HEALTHCARE                                     436,938
                                                       ========
SEMICONDUCTOR - 11.14%
   Fairchild Semiconductor Intl**          4,900        103,206
   Integrated Device Technology**          1,700         95,731
   International Rectifier**               2,800        124,950
   Kemet Corp**                            2,600         72,475
   Mattson Technology**                    5,000         58,750
   Novellus Sys Inc**                      1,500         61,406
   Vishay Intertechnology**                2,600         78,000
                                                       --------
   TOTAL SEMICONDUCTOR                                  594,518
                                                       ========
SOFTWARE - 8.99%
   Adobe Sys Inc                           1,600        121,700
   First Data Corp                         3,100        155,388
   Peoplesoft Inc**                        3,000        130,922
   Peregrine Systems Inc**                 3,000         72,000
                                                       --------
   TOTAL SOFTWARE                                       480,010
                                                       ========
TELECOMMUNICATIONS - 3.66%
   Adtran Inc**                            2,800        106,400
   Scientific Atlanta Inc                  1,300         88,969
                                                       --------
   TOTAL TELECOMMUNICATIONS                             195,369
                                                       ========

THE INTERSTATE FUND
===============================================================================
STATEMENT OF INVESTMENTS (CONTINUED)
October 31, 2000 (Unaudited)

                                                    SHARES    MARKET VALUE*
                                                    ------    -------------

TRANSPORTATION - 2.19%
    Canadian Pacific LTD                             4,000      $ 116,750
                                                                ---------
    TOTAL TRANSPORTATION                                          116,750

UTILITIES - 1.56%
    Dynegy Inc Cl A                                  1,800         83,363
                                                                ---------
    TOTAL UTILITIES                                                83,363
                                                                ---------
TOTAL COMMON STOCKS                                             5,297,940
(Cost $5,177,051)                                               ---------

MONEY MARKET MUTUAL FUNDS - 0.87%
Firstar Treasury                                    46,541         46,541
                                                                ---------
TOTAL MONEY MARKET MUTUAL FUNDS                                    46,541
(Cost $46,541)                                                  ---------

TOTAL INVESTMENTS - 100.14%                                     5,344,481
(Cost $5,223,592)

Liabilities in Excess of Other Assets - (0.14%)                    (7,364)
                                                                ---------
NET ASSETS - 100%                                               5,337,117
                                                                =========


*See notes to financial statements.
** Non-income producing security
Cl - Class
ADR - American Depositary Receipt

THE INTERSTATE FUND
===============================================================================
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
October 31, 2000


ASSETS:
Investments, at value (Cost- $5,223,592)..........   $ 5,344,481
Receivable for investments sold...................     1,133,195
Receivable from adviser...........................        14,029
Interest and dividend receivable..................         1,608
Prepaid and other assets..........................         5,123
                                                     -----------
    Total assets                                       6,498,436
                                                     -----------

LIABILITIES:

Payable for investments purchased.................     1,135,323
Payable for portfolio shares redeemed.............         4,918
Accrued administration fee........................         3,945
Accrued fund accounting fee.......................         3,464
Accrued transfer agent fee........................         2,736
Accrued 12b-1 fee.................................         4,025
Other payables and accrued expenses...............         6,908
                                                     -----------
                                                       1,161,319
                                                     -----------
NET ASSETS........................................   $ 5,337,117
                                                     ===========


COMPOSITION OF NET ASSETS

Paid in capital...................................   $ 5,464,565
Accumulated net investment loss...................        (4,233)
Accumulated net realized loss on investments......      (244,104)
Net unrealized appreciation on investments........       120,889
                                                     -----------
NET ASSETS........................................   $ 5,337,117
                                                     ===========


NET ASSET VALUE PER SHARE
Net Assets........................................   $ 5,337,117
Shares of Beneficial Interest Outstanding.........       544,022
Net Asset Value Per Share.........................   $      9.81


See notes to financial statements.

THE INTERSTATE FUND
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STATEMENT OF OPERATIONS (UNAUDITED)
For the Period July 5, 2000 (inception) to October 31, 2000


INVESTMENT INCOME
Interest                                                            $    14,657
Dividends                                                                 5,262
                                                                    -----------
  Total Income                                                           19,919
                                                                    -----------

EXPENSES
Investment advisory fee (Note 5)                                         16,101
Administration fee (Note 5)                                              14,548
Fund accounting fee                                                      10,533
Transfer agency fee                                                       9,698
Legal Fee                                                                 1,617
Registration Fee                                                          3,134
Custodian fee                                                             2,998
12b-1 Fee (Note 5)                                                        4,025
Other                                                                     6,113
                                                                    -----------
  Total Expenses                                                         68,767
Waiver of Expenses (Note 5)                                             (44,615)
                                                                    -----------
     Net Expenses                                                        24,152
                                                                    -----------

NET INVESTMENT LOSS                                                      (4,233)
                                                                    -----------

Net realized loss on investments                                       (197,191)
Net realized loss on futures                                            (68,189)
Net realized gain on options                                             21,276
Net change in unrealized appreciation/depreciation on investments       120,889
                                                                    -----------

Net Realized and Unrealized Loss                                       (123,215)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  (127,448)
                                                                    ===========


See notes to financial statements.

THE INTERSTATE FUND
===============================================================================
STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
For the period July 5, 2000 (inception) to October 31, 2000


INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment loss                                                   $    (4,233)
  Net realized loss on investments                                         (244,104)
  Net change in unrealized appreciation/depreciation on investments         120,889
                                                                        -----------
  Net decrease in net assets from operations                               (127,448)
                                                                        -----------
DISTRIBUTIONS                                                                     0
                                                                        -----------
SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sale of shares                                            6,001,482
  Reinvested dividends                                                            0
  Cost of shares redeemed                                                  (536,917)
                                                                        -----------
  Net increase in net assets from share transactions                      5,464,565
                                                                        -----------
NET INCREASE IN NET ASSETS                                                5,337,117
                                                                        -----------
NET ASSETS:
  Beginning of period                                                             0
                                                                        -----------
  End of period (includes accumulated net investment
  loss of $4,233)                                                       $ 5,337,117
                                                                        ===========

See notes to financial statements.

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THE INTERSTATE FUND
===============================================================================
FINANCIAL HIGHLIGHTS (UNAUDITED)
Selected data for a share of beneficial interest outstanding through the period indicated:


                                                                       FOR THE PERIOD JULY 5,
                                                                          2000 (INCEPTION)
                                                                        TO OCTOBER 31, 2000
                                                                       ----------------------


SELECTED PER-SHARE DATA:
Net asset value - beginning of period                                         $   10.00
                                                                              ---------
Income from investment operations:
  Net investment loss                                                             (0.01)
  Net realized and unrealized loss on investments                                 (0.18)
                                                                              ---------
  Total loss from investment operations                                           (0.19)
                                                                              ---------

Distributions                                                                      0.00
                                                                              ---------
Net asset value - end of period                                               $    9.81
                                                                              ---------
Total Return                                                                      -1.90%
                                                                              ---------
RATIOS AND SUPPLEMENTAL DATA:

Net assets, end of period (000)                                               $   5,337
                                                                              ---------
Ratio of expenses to average net assets(1)                                         1.50%
                                                                              ---------
Ratio of net investment loss to average net assets(1)                             -0.26%
                                                                              ---------
Ratio of expenses to average net assets without fee waivers(1)                     4.27%
                                                                              ---------
Ratio of net investment loss to average net assets without fee waivers(1)         -3.03%
                                                                              ---------
Portfolio turnover rate(2)                                                        70.59%
                                                                              ---------




(1) Annualized

(2) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for a period and dividing it by the monthly average of the market value of the such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the period from July 5, 2000 (inception) to October 31, 2000 were $2,612,206 and $7,965,173, respectively.

See notes to financial statements.

THE INTERSTATE FUND
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

         Financial Investors Trust (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The financial statements included herein relate to The Interstate Fund (the "Fund"). The financial statements of the remaining portfolios of the Trust are presented separately.
         The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         INVESTMENT VALUATION: Securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time), on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sales price of the day or, in the absence of sales, at values based on the average closing bid and asked price. Securities for which market quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

         FEDERAL INCOME TAXES: It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

         EXPENSES: Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among all funds in the Trust based on average net assets.

         DIVIDENDS: The Fund will declare and pay dividends from net investment income, if any, annually in December. Dividends from net realized gains, if any, are declared at least once a year. Dividends to shareholders are recorded on the ex-dividend date.

         OPTION CONTRACTS: The Fund may purchase or write options contracts to manage their exposure to changing interest rates and security prices. Options involve to varying degrees, elements of market risk and risks possibly in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. The risk of loss from purchasing options is limited to initial amounts invested, while the risk of loss from writing options may be unlimited. Options are valued using the last sale price or, in the absence of a sale, the last offering price.

         FUTURES CONTRACTS: The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the

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THE INTERSTATE FUND
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NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

broker an amount of cash and/or other assets equal to a certain percentage of contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

         OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

2. SHARES OF BENEFICIAL INTEREST

        On October 31, 2000, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the period ended October 31, 2000 were as follows:

                                         AMOUNT           SHARES
                                      -----------      -----------
Shares sold                           $ 6,001,482          596,455
Shares redeemed                          (536,917)         (52,433)
                                      -----------      -----------
Net increase                          $ 5,464,565          544,022
                                      ===========      ===========

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

AS OF OCTOBER 31, 2000
Gross appreciation (excess of value over tax cost)     $   488,589
Gross depreciation (excess of tax cost over value)        (367,700)
                                                       -----------
Net unrealized appreciation                            $   120,889
                                                       ===========
Cost of investments for income tax purposes            $ 5,223,592
                                                       ===========

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THE INTERSTATE FUND
===============================================================================
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4. CALL OPTIONS WRITTEN

Transactions in options written during the period July 5, 2000 (inception) through October 31, 2000 were as follows:

                                                      NUMBER OF
                                                      CONTRACTS          PREMIUM
                                                    ------------      ------------
Options outstanding at July 5, 2000 (inception)               0       $         0
Options written during the period                            36            13,330
Options exercised during the period                          (8)           (3,302)
Options expired during the period                           (28)          (10,028)
                                                    -----------       -----------
Options outstanding at October 31, 2000                       0       $         0
                                                    ===========       ===========

5. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES, DISTRIBUTION PLAN, AND OTHER RELATED PARTY TRANSACTIONS

         Interstate Advisors, Inc. (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. For its services, the Adviser is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets up to $500 million, 0.75% of the Fund's average daily net assets on the next $500 million and 0.50% of the Fund's average daily net assets in excess of $1 billion. The Adviser has agreed to voluntarily waive a portion of its fees so that the total annual expenses of the Fund will not exceed the voluntary expense limitations adopted by the Adviser. Fee waivers by the Adviser are voluntary and may be terminated at any time.
         ALPS Mutual Funds Services, Inc. ("ALPS") serves as the administrator to the Fund. ALPS is entitled to receive a fee from the Fund, computed daily and payable monthly, at the annual rate of the greater of $45,000 per year or 0.05% of the average daily net assets.
         The Trustees have adopted a Distribution Plan on behalf of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Distribution Plan provides for payment of a fee to ALPS at the annual rate of up to .25% of the average daily net assets.
         Shareholders holding more than 10% of the Funds' outstanding shares as of October 31, 2000 constituted 84.12% of the Fund.

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================================================================================
This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

                               INVESTMENT ADVISER
                            Interstate Advisors, Inc.
                          125 Townpark Drive, Suite 300
                             Kennesaw, Georgia 30144

          ADMINISTRATOR, DISTRIBUTOR, TRANSFER AGENT & FUND ACCOUNTANT
                        ALPS Mutual Funds Services, Inc.
                             370 Seventeenth Street
                                   Suite 3100
                             Denver, Colorado 80202

                                  LEGAL COUNSEL
                           Davis, Graham & Stubbs LLP
                             370 Seventeenth Street
                                   Suite 4700
                             Denver, Colorado 80202

                              INDEPENDENT AUDITORS
                              Deloitte & Touche LLP
                        555 Seventeenth Street Suite 3600
                             Denver, Colorado 80202

                                    CUSTODIAN
                                  Firstar Bank
                    425 Walnut Street Cincinnati, Ohio 45202

             MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.
               FOR MORE INFORMATION, PLEASE CALL 1-888-761-9525.

================================================================================